Stock Option Plan - Summary of Stock Option (Parenthetical) (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Jan. 31, 2020 CAD ($) shares $ / shares	Jan. 31, 2019 $ / shares
Disclosure of detailed information about share based payment arrangements [abstract]
Weighted-average stock price on exercised stock options | $ / shares	$ 55.25	$ 61.04
Number of Share options repurchase for cancellation | shares	(773,500)
Consideration For Purchase of Share Options | $	$ 28.0
Number of Executive Officers	2